Average Annual Total Returns - Service and Premier Shares - NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO - Service Shares	InceptionDate	1 Year	5 Years	10 Years	SinceInception
Total	May 28, 1999	0.40%	1.02%	0.51%	1.57%